Income Taxes (Components of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Domestic And Foreign [Line Items]
Income (loss) before income taxes	$ 176,265	$ 161,520
Current income tax expense	29,535	49,281
Deferred income tax expense (recovery)	28,908	17,841
Total Income Tax Expense	58,443	67,122
Canada
Income Tax Domestic And Foreign [Line Items]
Income (loss) before income taxes	69,717	108,289
Current income tax expense	26,045	44,894
Deferred income tax expense (recovery)	867	(7,921)
UNITED STATES
Income Tax Domestic And Foreign [Line Items]
Income (loss) before income taxes	73,053	53,231
Current income tax expense	3,428	4,387
Deferred income tax expense (recovery)	28,041	25,762
Other Country
Income Tax Domestic And Foreign [Line Items]
Income (loss) before income taxes	33,495	0
Current income tax expense	$ 62	$ 0